Subsequent Events Financing Arrangements (Details) - Subsequent Event	Nov. 27, 2015 USD ($)
The Bank of Tokyo-Mitsubishi UFJ, Ltd, The Bank of Nova Scotia, and Mizuho Bank, Ltd.
Debt Instrument [Line Items]
Receivables purchase facility commitment amount	$ 450,000,000
Term of receivables purchase facility commitment	2 years
Revolving Credit Facility | Line of Credit | Computer Sciences GS Business
Debt Instrument [Line Items]
Debt instrument, term	5 years
Revolving credit facility, initial borrowing capacity	$ 700,000,000
Revolving credit facility, current availability	$ 500,000,000
A1 Term Loan Facility | Line of Credit | Computer Sciences GS Business
Debt Instrument [Line Items]
Debt instrument, term	3 years
Debt instrument, face amount	$ 600,000,000
A2 Term Loan Facility | Line of Credit | Computer Sciences GS Business
Debt Instrument [Line Items]
Debt instrument, term	5 years
Debt instrument, face amount	$ 1,450,000,000.00
Term Loan B Facility | Line of Credit | Computer Sciences GS Business
Debt Instrument [Line Items]
Debt instrument, term	7 years
Debt instrument, face amount	$ 750,000,000